Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$70,808	$54,527
Research and development credits	10,650	9,035
Property and equipment and intangible assets	91	—
Deferred revenue	3,662	2,752
Contract liability	1,154	2,282
Share-based compensation	1,235	1,036
Deferred rent	—	378
Operating lease liabilities	2,861	—
Debt issuance cost	—	121
Accruals and reserves	863	989
Gross deferred tax assets	91,324	71,120
Valuation allowance	(86,695)	(68,760)
Deferred tax liabilities:
Property and equipment and intangible assets	—	(78)
Right-of-use assets	(2,461)	—
Gross deferred tax liabilities	(2,461)	(78)
Net deferred tax assets	$2,168	$2,282

Schedule of income tax provision consists
	2021	2020
United States	$(79,962)	$(73,056)
International	878	(613)
	$(79,084)	$(73,669)

Schedule of effective tax rate
	Three Months Ended
(In thousands)	March 31, 2022	March 31, 2021
Income (loss) before income taxes	$(24,751)	$(19,093)
Income tax expense	$352	$167
Effective tax rate	(1.42)%	(0.87)%

	2021	2020
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	2.56%	1.63%
Foreign withholding and income tax	(0.49)%	(0.99)%
Research and development credits	2.03%	2.51%
Change in valuation allowance	(22.55)%	(20.44)%
Stock based compensation	(0.92)%	(0.00)%
Non-deductible permanent expenses	(1.26)%	(4.61)%
Other	(0.95)%	(0.09)%
	(0.58)%	(0.99)%

Schedule of provision for income taxes
	2021	2020
Current:
Federal	$—	$—
State	5	3
International	339	594
	$344	$597

	2021	2020
Deferred:
Federal	$—	$—
State	—	—
International	112	141
	$112	$141
Total provision	$456	$738

Archimedes Tech Spac Partners Co [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$51,171	$150
Capitalized costs related to Business Combination	82,920	—
Federal net operating loss	77,042	—
Total deferred tax asset	211,133	150
Valuation allowance	(211,133)	(150)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision consists
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	211,133	150
State
Current	—	—
Deferred	—	—
Change in valuation allowance	(211,133)	(150)
Income tax provision	$—	$—

Schedule of effective tax rate
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	0.49%
Change in valuation allowance	(21.49)%
Income tax provision	—%